DEBT (Details - Assumptions in determining the fair value of the warrant liabilities) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Class of Warrant or Right [Line Items]
Note Value	$ 1,200,000	$ 2,200,000
Upon Grant [Member] | 21 April Fund LP [Member]
Class of Warrant or Right [Line Items]
Note Value
Issue (Exercise) Stock Price	$ 2.77	$ 2.77
Strike	$ 3.00	$ 3.00
Share Equivalents	92,727	92,727
Strike Price discount	0.00%	0.00%
Expected Remaining Term (Years)	5 years	5 years
Historical Volatility	52.00%	52.00%
Expected Volatility	100.00%	100.00%
Dividend Yield	0.00%	0.00%
Annual Rate of Quarterly Dividends	$ 0.000	$ 0.000
Discount Rate - Bond Equivalent Yield	4.17%	4.17%
Upon Grant [Member] | 21 April Fund Ltd [Member]
Class of Warrant or Right [Line Items]
Note Value
Issue (Exercise) Stock Price	$ 2.77	$ 2.77
Strike	$ 3.00	$ 3.00
Share Equivalents	207,273	207,273
Strike Price discount	0.00%	0.00%
Expected Remaining Term (Years)	5 years	5 years
Historical Volatility	52.00%	52.00%
Expected Volatility	100.00%	100.00%
Dividend Yield	0.00%	0.00%
Annual Rate of Quarterly Dividends	$ 0.000	$ 0.000
Discount Rate - Bond Equivalent Yield	4.17%	4.17%
Upon Exercise [Member] | 21 April Fund LP [Member]
Class of Warrant or Right [Line Items]
Note Value
Issue (Exercise) Stock Price	$ 2.49	$ 2.49
Strike	$ 2.61	$ 2.61
Share Equivalents	92,727	92,727
Strike Price discount	0.00%	0.00%
Expected Remaining Term (Years)	4 years 10 months 2 days	4 years 10 months 2 days
Historical Volatility	58.00%	58.00%
Expected Volatility	58.00%	58.00%
Dividend Yield	0.00%	0.00%
Annual Rate of Quarterly Dividends	$ 0.000	$ 0.000
Discount Rate - Bond Equivalent Yield	3.48%	3.48%
Upon Exercise [Member] | 21 April Fund Ltd [Member]
Class of Warrant or Right [Line Items]
Note Value
Issue (Exercise) Stock Price	$ 2.49	$ 2.49
Strike	$ 2.61	$ 2.61
Share Equivalents	207,273	207,273
Strike Price discount	0.00%	0.00%
Expected Remaining Term (Years)	4 years 10 months 2 days	4 years 10 months 2 days
Historical Volatility	58.00%	58.00%
Expected Volatility	58.00%	58.00%
Dividend Yield	0.00%	0.00%
Annual Rate of Quarterly Dividends	$ 0.000	$ 0.000
Discount Rate - Bond Equivalent Yield	3.48%	3.48%